Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	NEW PERSPECTIVE FUND
Central Index Key	0000071516
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Dec. 01, 2014
Prospectus Date	Dec. 01, 2014
NEW PERSPECTIVE FUND® | Class A
Risk/Return:
Trading Symbol	ANWPX
NEW PERSPECTIVE FUND® | Class R-1
Risk/Return:
Trading Symbol	RNPAX
NEW PERSPECTIVE FUND® | Class R-2
Risk/Return:
Trading Symbol	RNPBX
NEW PERSPECTIVE FUND® | Class R-3
Risk/Return:
Trading Symbol	RNPCX
NEW PERSPECTIVE FUND® | Class R-4
Risk/Return:
Trading Symbol	RNPEX
NEW PERSPECTIVE FUND® | Class R-5
Risk/Return:
Trading Symbol	RNPFX
NEW PERSPECTIVE FUND® | Class B
Risk/Return:
Trading Symbol	NPFBX
NEW PERSPECTIVE FUND® | Class C
Risk/Return:
Trading Symbol	NPFCX
NEW PERSPECTIVE FUND® | Class F-1
Risk/Return:
Trading Symbol	NPFFX
NEW PERSPECTIVE FUND® | Class 529-A
Risk/Return:
Trading Symbol	CNPAX
NEW PERSPECTIVE FUND® | Class 529-B
Risk/Return:
Trading Symbol	CNPBX
NEW PERSPECTIVE FUND® | Class 529-C
Risk/Return:
Trading Symbol	CNPCX
NEW PERSPECTIVE FUND® | Class 529-E
Risk/Return:
Trading Symbol	CNPEX
NEW PERSPECTIVE FUND® | Class 529-F-1
Risk/Return:
Trading Symbol	CNPFX
NEW PERSPECTIVE FUND® | Class F-2
Risk/Return:
Trading Symbol	ANWFX
NEW PERSPECTIVE FUND® | Class R-6
Risk/Return:
Trading Symbol	RNPGX
NEW PERSPECTIVE FUND® | Class R-2E
Risk/Return:
Trading Symbol	RPEBX